As filed with the Securities and Exchange Commission on March 31, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.05%
	Aerospace & Defense - 4.77%
1,010	KBR, Inc. (a)	$31,906
740	Northrop Grumman Corp.	58,726
		90,632
	Air Freight & Logistics - 2.16%
440	FedEx Corp.	41,131
	Biotechnology - 2.06%
840	Amgen Inc. (a)	39,136
	Chemicals - 2.50%
410	Agrium Inc. (b)	26,412
320	Eastman Chemical Co.	21,143
		47,555
	Commercial Banks - 2.24%
960	Bank of America Corp.	42,576
	Construction & Engineering - 0.83%
130	Fluor Corp.	15,817
	Consumer Finance - 2.15%
2,340	Discover Financial Services	40,950
	Diversified Financial Services - 4.52%
1,680	Citigroup Inc.	47,410
810	JPMorgan Chase & Co.	38,515
		85,925
	Electric Utilities - 2.95%
490	Exelon Corp.	37,333
290	FPL Group, Inc.	18,699
		56,032
	Electronic Equipment & Instruments - 0.94%
530	Tyco Electronics Ltd. (b)	17,919
	Food & Staples Retailing - 1.04%
390	Wal-Mart Stores, Inc.	19,843
	Food Products - 2.27%
1,150	ConAgra Foods, Inc.	24,759
1,290	Tyson Foods, Inc. - Class A	18,383
		43,142
	Home Improvement Stores - 3.61%
2,240	Home Depot, Inc.	68,701
	Industrial Conglomerates - 1.49%
800	General Electric Co.	28,328
	Insurance - 14.03%
1,250	American International Group, Inc.	68,950
3,500	Conseco, Inc. (a)	42,140
1,360	Genworth Financial Inc. - Class A	33,102
2,290	Unum Group	51,800
1,570	XL Capital Ltd. - Class A (b)	70,650
		266,642
	Internet & Catalog Retail - 1.70%
1,200	eBay Inc. (a)	32,268
	IT Services - 4.13%
3,910	Electronic Data Systems Corp.	78,591
	Land Subdividers & Developers, Except Cemeteries - 3.49%
2,660	MI Developments, Inc. - Class A (b)	66,340
	Machinery - 3.54%
820	Flowserve Corp.	67,339
	Media - 9.72%
6,140	Idearc Inc.	99,837
4,930	Interpublic Group of Companies, Inc. (a)	44,025
1,360	R.H. Donnelley Corp. (a)	40,895
		184,757
	Metals & Mining - 0.94%
540	Alcoa Inc.	17,874
	Oil & Gas - 2.18%
580	Royal Dutch Shell PLC - ADR	41,418
	Pharmaceuticals - 3.87%
1,530	Pfizer, Inc.	35,787
1,450	Watson Pharmaceuticals, Inc. (a)	37,859
		73,646
	Residential Construction - 7.93%
1,200	Centex Corp.	33,336
6,110	Lennar Corp. - Class B	117,434
		150,770
	Software - 8.18%
4,600	CA Inc.	101,338
1,660	Microsoft Corp.	54,116
		155,454
	Thrifts & Mortgage Finance - 3.81%
1,140	Fannie Mae	38,600
1,110	Freddie Mac	33,733
		72,333
	TOTAL COMMON STOCKS(Cost $2,082,887)	1,845,119

	SHORT-TERM INVESTMENTS - 4.27%
40,531	SEI Daily Income Treasury Fund	40,531
40,532	SEI Daily Income Trust Government Fund	40,532
	TOTAL SHORT-TERM INVESTMENTS(Cost $81,063)	81,063

	Total Investments in Securities (Cost $2,163,950) - 101.32%	1,926,182
	Liabilities in Excess of Other Assets - (1.32%)	(25,026)
	NET ASSETS - 100.00%	$1,901,156

	ADR - American Depositary Receipt
	(a) Non-income producing security.
	(b) Foreign issued security.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows**:

Cost of investments	$2,163,950

Gross unrealized appreciation	$44,951
Gross unrealized depreciation	(282,719)
Net unrealized depreciation	$(237,768)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Huber Capital Small Cap Value Fund
Schedule of Investments at January 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.51%
	Air Freight & Logistics - 2.10%
1,500	Livingston International Income Fund (b)	$26,742
	Auto Components - 3.06%
2,930	Miller Industries, Inc. (a)	38,969
	Chemicals - 2.65%
200	CF Industries Holdings, Inc.	21,386
1,700	Tronox Inc. - Class B	12,444
		33,830
	Commercial Banks - 1.23%
1,040	Cadence Financial Corp.	15,725
	Commercial Services & Supplies - 2.03%
1,120	IKON Office Solutions, Inc.	9,162
970	Kelly Services, Inc. - Class A	16,703
		25,865
	Computers & Peripherals - 1.84%
3,150	STEC Inc. (a)	23,404
	Consumer Finance - 1.49%
1,430	Nelnet, Inc. - Class A	19,005
	Containers & Packaging - 2.24%
4,970	UFP Technologies, Inc. (a)	28,577
	Electric Utilities - 1.16%
600	Portland General Electric Company	14,784
	Food Products - 5.74%
700	Imperial Sugar Company	15,386
22,160	Overhill Farms, Inc. (a)	57,838
		73,224
	Health Care Providers & Services - 2.60%
7,470	Tenet Healthcare Corp. (a)	33,092
	Home Improvement Stores - 1.25%
2,340	Building Materials Holding Corp.	15,935
	Hotels, Restaurants & Leisure - 9.44%
4,790	Boston Pizza Royalties Income Fund (b)	63,212
4,050	Brazil Fast Food Corp. (a)	22,680
790	Famous Dave's of America, Inc. (a)	8,864
5,780	Trump Entertainment Resorts, Inc. (a)	25,605
		120,361
	Insurance - 7.54%
3,160	Conseco, Inc. (a)	38,046
6,060	CRM Holdings, Ltd. (a) (b)	42,178
350	Hanover Insurance Group Inc.	15,942
		96,166
	Internet Software & Services - 7.17%
2,110	Bidz.com, Inc. (a)	16,395
14,996	LiveDeal, Inc. (a)	74,980
		91,375
	IT Services - 1.40%
3,520	BearingPoint, Inc. (a)	6,899
2,640	Unisys Corp. (a)	10,983
		17,882
	Land Subdividers & Developers, Except Cemeteries - 5.13%
2,620	MI Developments, Inc. - Class A (b)	65,343
	Machinery - 2.66%
1,500	Armtec Infrastructure Income Fund (b)	33,943
	Marketing Services - 3.11%
2,960	infoUSA Inc.	26,018
1,430	Valassis Communications, Inc. (a)	13,671
		39,689
	Media - 5.66%
3,800	Idearc Inc.	61,788
6,600	Westwood One, Inc.	10,428
		72,216
	Metals & Mining - 1.43%
860	A. M. Castle & Co.	18,215
	Paper & Forest Products - 1.00%
1,970	Kapstone Paper and Packaging Corp. (a)	12,706
	Personal Products - 2.05%
2,300	Argan, Inc. (a)	26,082
	Pharmaceuticals - 2.68%
1,310	Watson Pharmaceuticals, Inc. (a)	34,204
	Radio And Television Broadcasting And Communications Equipment - 1.72%
4,060	ClearOne Communications Inc. (a)	21,924
	Real Estate - 6.54%
7,520	CapLease, Inc.	60,987
1,500	Lexington Realty Trust	22,425
		83,412
	Residential Construction - 5.55%
2,500	Lennar Corp. - Class B	48,050
1,824	Standard Pacific Corp.	6,949
2,600	WCI Communities, Inc. (a)	15,730
		70,729
	Semiconductor & Semiconductor Equipment - 0.76%
2,530	Spansion Inc. - Class A (a)	9,665
	Specialty Retail - 2.23%
1,660	Rent-A-Center, Inc. (a)	28,386
	Textiles, Apparel & Luxury Goods - 6.05%
6,470	Crown Crafts, Inc. (a)	23,486
2,720	Hampshire Group, Ltd. (a)	31,280
1,310	Steven Madden, Ltd. (a)	22,362
		77,128
	TOTAL COMMON STOCKS(Cost $1,494,002)	1,268,578

	SHORT-TERM INVESTMENTS - 0.99%
6,303	SEI Daily Income Treasury Fund	6,303
6,302	SEI Daily Income Trust Government Fund	6,302
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,605)	12,605

	Total Investments in Securities (Cost $1,506,607) - 100.50%	1,281,183
	Liabilities in Excess of Other Assets - (0.50%)	(6,381)
	NET ASSETS - 100.00%	$1,274,802

(a) Non-income producing security.
(b) Foreign issued security.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows**:

Cost of investments	$1,506,728

Gross unrealized appreciation	$43,371
Gross unrealized depreciation	(268,916)
Net unrealized depreciation	$(225,545)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/18/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/18/2008

By (Signature and Title)*   /s/ Cheryl King
Cheryl L. King, Treasurer

Date   3/19/2008

* Print the name and title of each signing officer under his or her signature.